Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill
The carrying amounts of goodwill allocated to our CGUs or groups of CGUs are as follows:

As at December 31,	2019	2018
Canada
Individual	$1,100	$1,100
Group retirement services	453	453
Group benefits	1,054	1,054
U.S. Employee benefits group	1,083	1,138
Asia	676	705
Asset Management
MFS	494	515
SLC Management(1)	787	260
Corporate
UK	185	187
Total	$5,832	$5,412

(1) Prior to 2019, SLC Management was referred to as Sun Life Investment Management.
Changes in the carrying amount of goodwill acquired through business combinations by reportable business segment are as follows:

	Canada	U.S.	Asia	Asset Management	Corporate	Total
Balance, January 1, 2018	$2,573	$1,043	$655	$729	$183	$5,183
Acquisitions	34	7	—	—	—	41
Foreign exchange rate movements	—	88	50	46	4	188
Balance, December 31, 2018	$2,607	$1,138	$705	$775	$187	$5,412
Acquisitions (Note 3)	—	—	—	537	—	537
Foreign exchange rate movements	—	(55)	(29)	(31)	(2)	(117)
Balance, December 31, 2019	$2,607	$1,083	$676	$1,281	$185	$5,832

Disclosure of reconciliation of changes in and components of intangible assets
Changes in intangible assets are as follows:

	Finite life
	Internally generated software	Other	Indefinite life	Total
Gross carrying amount
Balance, January 1, 2018	$579	$1,202	$625	$2,406
Additions	118	(1)	—	117
Acquisitions	—	19	3	22
Foreign exchange rate movements	25	46	45	116
Balance, December 31, 2018	$722	$1,266	$673	$2,661
Additions	151	115	—	266
Acquisitions	—	238	—	238
Foreign exchange rate movements	(16)	(28)	(27)	(71)
Balance, December 31, 2019	$857	$1,591	$646	$3,094
Accumulated amortization and impairment losses
Balance, January 1, 2018	$(338)	$(397)	$(4)	$(739)
Amortization charge for the year	(66)	(53)	—	(119)
Foreign exchange rate movements	(13)	(11)	—	(24)
Balance, December 31, 2018	$(417)	$(461)	$(4)	$(882)
Amortization charge for the year	(73)	(64)	—	(137)
Impairment of intangible assets	(13)	—	(2)	(15)
Foreign exchange rate movements	15	8	—	23
Balance, December 31, 2019	$(488)	$(517)	$(6)	$(1,011)
Net carrying amount, end of period:
As at December 31, 2018	$305	$805	$669	$1,779
As at December 31, 2019	$369	$1,074	$640	$2,083
The components of the intangible assets are as follows:

As at December 31,	2019	2018
Finite life intangible assets:
Distribution, sales potential of field force	$339	$366
Client relationships and asset administration contracts	735	439
Internally generated software	369	305
Total finite life intangible assets	1,443	1,110
Indefinite life intangible assets:
Fund management contracts(1)	640	669
Total indefinite life intangible assets	640	669
Total intangible assets	$2,083	$1,779

(1) Fund management contracts are attributable to Asset Management, where its competitive position in, and the stability of, its markets support their classification as indefinite life intangible assets.